Global Opportunities Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 70.06%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.04% 23,723,206
$ 23,723,206
TOTAL MONEY MARKET FUND - 70.06% 23,723,206
(Cost $23,723,206)
TOTAL INVESTMENTS
-
70.06%
$ 23,723,206
(Cost $23,723,206)
Other Assets in Excess of Liabilities - 29.94% 10,140,446
NET ASSETS - 100.00% $ 33,863,652
^
Rate disclosed as of September 30, 2025.
Summary of inputs used to value the Fund’s investments as of 9/30/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market
Fund $ 23,723,206 $ – $ – $ 23,723,206
OTC Total
Return Swaps – 199,134 1,882 201,016
TOTAL
$23,723,206 $199,134 $1,882 $23,924,222

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Long ( 0.93% )
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Communication Services
EverQuote, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 3,201 $ 74,423 $ 73,207 $ (1,411)
Innocean Worldwide, Inc.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 5,795 77,108 75,205 (2,116)
Konami Group Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 100 15,144 14,426 (627)
LG Uplus Corp.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 12,618 132,131 138,016 5,520
Magyar Telekom
Telecommunications
PLC
BUBOR01M Monthly
JPMorgan
Chase 12/09/2025 25,068 139,931 133,883 (7,827)
Millicom International
Cellular SA
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 3,100 149,488 150,474 823
Mobvista, Inc.
HIHD01M Monthly
JPMorgan
Chase 04/15/2026 63,000 143,474 169,573 25,644
NHN Corp.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 7,524 145,369 144,955 (626)
NOS SGPS SA
ESTRON Monthly
JPMorgan
Chase 05/26/2026 24,629 113,080 112,715 (640)
Partner Communications
Co., Ltd.
SHIR Monthly
JPMorgan
Chase 11/03/2026 6,306 60,196 60,325 287
Proximus SADP
ESTRON Monthly
JPMorgan
Chase 09/09/2026 12,647 107,827 110,665 2,597
SmarTone
Telecommunications
Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 05/27/2026 25,500 15,549 15,237 (361)
Storytel AB
STIB1M Monthly
JPMorgan
Chase 07/14/2026 10,796 92,675 93,517 1,273
Telkom SA SOC, Ltd.
JIBA1M Monthly
JPMorgan
Chase 09/10/2026 23,858 67,313 70,863 2,478
TIM SA
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 38,500 159,697 169,994 11,673
XD, Inc.
HIHD01M Monthly
JPMorgan
Chase 05/27/2026 14,600 147,880 152,240 3,892
1,641,285 1,685,295 40,579
Consumer Discretionary
Aoyama Trading Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 5,400 93,923 89,019 (2,862)
Brinker International, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 346 53,474 43,831 (9,783)
C&A MODAS SA
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 48,000 153,217 147,817 (5,710)
Chewy, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 05/26/2026 1,852 65,024 74,913 9,720
China East Education
Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 09/09/2026 159,000 150,143 156,085 5,655
Clas Ohlson AB, Class B
STIB1M Monthly
JPMorgan
Chase 01/21/2026 4,549 182,127 178,820 (1,567)
Cogna Educacao SA
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 288,100 160,224 180,798 20,142
Currys PLC
SONIO/N Monthly
JPMorgan
Chase 02/18/2026 100,534 183,091 189,206 7,028
DigiPlus Interactive Corp.
OBFR01 Monthly
JPMorgan
Chase 12/10/2025 345,170 118,793 149,731 30,565

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
Direcional Engenharia SA
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 37,200 $ 104,473 $ 113,021 $ 8,265
Eagers Automotive, Ltd.
BBSW1M Monthly
JPMorgan
Chase 05/26/2026 7,872 141,198 152,543 12,501
Groupe Dynamite, Inc.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 3,500 120,388 150,190 30,248
Groupon, Inc.
OBFR01 Monthly
JPMorgan
Chase 07/13/2026 3,099 70,254 72,362 1,924
JB Hi-Fi, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/09/2025 1,471 113,535 112,896 (699)
JINS Holdings, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 2,400 159,550 148,656 (9,819)
Kaufman & Broad SA
ESTRON Monthly
JPMorgan
Chase 12/09/2025 3,699 124,284 129,497 4,910
Kohl's Corp.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 7,377 116,621 113,385 (3,444)
Magazine Luiza SA
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 73,100 124,933 131,854 6,584
Mazda Motor Corp.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 5,400 39,464 39,320 (91)
Mobilezone Holding AG
SSARON Monthly
JPMorgan
Chase 04/15/2026 8,920 120,521 126,296 3,239
Moonpig Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/09/2025 31,542 84,371 96,295 12,345
PAL GROUP Holdings
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 05/26/2026 5,600 105,721 95,175 (10,227)
Pet Valu Holdings, Ltd.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 2,171 60,668 56,143 (4,301)
Pop Mart International
Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/09/2025 3,800 134,249 130,157 (4,517)
Rank Group PLC
SONIO/N Monthly
JPMorgan
Chase 10/07/2026 74,476 140,199 138,826 376
RealReal, Inc. (The)
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 10,887 96,677 115,729 18,800
Rush Street Interactive,
Inc.
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 6,457 136,049 132,239 (4,165)
SNT Motiv Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 4,430 113,098 108,547 (4,863)
TCL Electronics Holdings,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 01/21/2026 118,000 157,087 158,730 1,145
Token Corp.
MUTKCALM Monthly
JPMorgan
Chase 10/07/2026 600 60,279 60,379 263
Vulcabras SA
OBFR01 Monthly
JPMorgan
Chase 11/04/2026 21,200 78,013 78,391 378
Wowprime Corp.
OBFR01 Monthly
JPMorgan
Chase 01/21/2026 15,000 112,620 113,310 376
Zinzino AB, Class B
STIB1M Monthly
JPMorgan
Chase 10/07/2026 6,259 112,389 93,186 (18,129)
3,786,657 3,877,347 94,287
Consumer Staples
APR Corp.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 910 149,304 162,575 12,859
Axial Retailing, Inc.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 5,100 40,539 40,395 (90)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Staples
— (continued)
Cal-Maine Foods, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/22/2025 1,232 $ 134,904 $ 115,931 $ (19,325)
China Foods, Ltd.
HIHD01M Monthly
JPMorgan
Chase 03/09/2026 300,000 167,914 170,251 1,805
Distribuidora Internacional
de Alimentacion SA
ESTRON Monthly
JPMorgan
Chase 04/15/2026 4,420 132,699 126,619 (6,404)
First Pacific Co., Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/23/2025 68,000 57,527 57,005 (704)
Harim Holdings Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 28,579 161,615 149,510 (12,401)
HelloFresh SE
ESTRON Monthly
JPMorgan
Chase 01/21/2026 15,055 133,089 129,827 (3,586)
Life Corp.
MUTKCALM Monthly
JPMorgan
Chase 03/09/2026 8,000 138,982 136,491 (532)
MBRF Global Foods
Company SA
OBFR01 Monthly
JPMorgan
Chase 12/09/2025 42,300 182,870 154,346 (28,510)
Minerva SA
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 57,100 66,360 72,418 5,879
NewPrinces S.p.A
ESTRON Monthly
JPMorgan
Chase 09/09/2026 5,145 150,543 139,194 (11,721)
Thai Vegetable Oil PCL
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 69,400 55,673 54,079 (1,753)
Triputra Agro Persada PT
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 1,082,200 111,336 111,369 33
United Natural Foods, Inc.
OBFR01 Monthly
JPMorgan
Chase 02/18/2026 3,181 90,436 119,669 28,997
WH Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 08/05/2026 44,000 49,255 47,650 (1,761)
1,823,046 1,787,329 (37,214)
Energy
Aker Solutions ASA
NIBOR1M Monthly
JPMorgan
Chase 04/15/2026 40,300 125,895 121,090 (3,942)
Cardinal Energy, Ltd.
CAONREPO Monthly
JPMorgan
Chase 09/09/2026 24,749 133,745 137,820 5,476
Delek Group, Ltd.
SHIR Monthly
JPMorgan
Chase 05/27/2026 664 154,481 160,586 5,224
Enerflex, Ltd.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 9,688 101,793 104,489 2,927
Friedrich Vorwerk Group
SE
ESTRON Monthly
JPMorgan
Chase 09/09/2026 1,847 149,459 178,327 28,503
HD Hyundai Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 1,139 123,946 126,385 2,561
Indo Tambangraya Megah
Tbk PT
OBFR01 Monthly
JPMorgan
Chase 05/29/2026 111,500 151,139 153,165 1,714
Modec, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 2,800 147,393 156,211 9,216
ORLEN SA
WIBO1M Monthly
JPMorgan
Chase 10/07/2026 4,866 110,497 115,942 5,302
Paramount Resources,
Ltd., Class A
CAONREPO Monthly
JPMorgan
Chase 07/13/2026 9,035 134,270 145,877 12,103
Parex Resources, Inc.
CAONREPO Monthly
JPMorgan
Chase 03/06/2026 13,323 165,172 174,136 9,575
Paz Retail And Energy,
Ltd.
SHIR Monthly
JPMorgan
Chase 05/27/2026 511 98,892 104,823 6,822

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Energy — (continued)
Petronas Dagangan Bhd
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 18,600 $ 96,864 $ 101,417 $ 4,270
Plains GP Holdings LP,
Class A
OBFR01 Monthly
JPMorgan
Chase 03/06/2026 5,230 97,173 95,395 (2,032)
Saipem S.p.A
ESTRON Monthly
JPMorgan
Chase 09/09/2026 23,632 66,016 68,411 2,233
Technip Energies NV
ESTRON Monthly
JPMorgan
Chase 04/15/2026 2,832 134,244 133,652 (919)
1,990,979 2,077,726 89,033
Financials
Aberdeen Group PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 26,603 65,608 70,815 5,534
Absa Group, Ltd.
JIBA1M Monthly
JPMorgan
Chase 10/08/2026 4,867 50,275 51,076 1
Admiral Group PLC
SONIO/N Monthly
JPMorgan
Chase 10/07/2026 2,285 102,377 103,129 2,951
Alior Bank SA
WIBO1M Monthly
JPMorgan
Chase 07/14/2026 4,969 142,634 140,634 (2,402)
Anadolu Hayat Emeklilik
AS
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 52,562 107,773 114,221 6,125
Annaly Capital
Management, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 5,846 129,197 118,148 (7,294)
Apollo Commercial Real
Estate Finance, Inc.
OBFR01 Monthly
JPMorgan
Chase 07/13/2026 8,849 97,516 89,640 (5,918)
Artisan Partners Asset
Management, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 1,472 68,330 63,885 (4,624)
Banca Mediolanum S.p.A
ESTRON Monthly
JPMorgan
Chase 09/09/2026 3,565 71,493 71,602 (67)
Banca Monte dei Paschi
di Siena S.p.A
ESTRON Monthly
JPMorgan
Chase 06/17/2026 14,013 130,122 124,690 (5,753)
Banco Bilbao Vizcaya
Argentaria SA
ESTRON Monthly
JPMorgan
Chase 11/03/2026 2,294 44,053 44,205 188
Banco de Chile
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 1,020,007 153,820 154,880 789
Banco do Estado do Rio
Grande do Sul SA
OBFR01 Monthly
JPMorgan
Chase 09/10/2026 68,100 149,228 152,904 3,273
Bank Leumi Le-Israel BM
SHIR Monthly
JPMorgan
Chase 05/27/2026 6,241 118,619 122,964 3,668
Bank Polska Kasa Opieki
SA
WIBO1M Monthly
JPMorgan
Chase 06/17/2026 2,545 124,814 122,652 (2,515)
BPER Banca S.p.A
ESTRON Monthly
JPMorgan
Chase 06/17/2026 12,961 138,776 144,154 5,036
Canara Bank
OBFR01 Monthly
JPMorgan
Chase 09/08/2026 65,837 82,681 91,745 8,817
China Life Insurance Co.,
Ltd., Class H
HIHD01M Monthly
JPMorgan
Chase 11/03/2026 20,000 56,947 56,638 (298)
Dah Sing Banking Group,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 10/07/2026 68,400 88,033 86,104 (2,065)
Dah Sing Financial
Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 10/07/2026 10,400 46,435 45,345 (1,237)
Daishin Securities Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 5,017 77,972 73,260 (4,928)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Ellington Financial, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/22/2025 8,270 $ 112,389 $ 107,345 $ (4,263)
Fiera Capital Corp.
CAONREPO Monthly
JPMorgan
Chase 09/09/2026 32,226 155,775 150,976 (4,355)
Grupo Cibest SA
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 20,735 295,324 293,185 (3,031)
Hana Financial Group,
Inc.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 2,133 133,986 132,619 (1,736)
Helia Group, Ltd.
BBSW1M Monthly
JPMorgan
Chase 07/14/2026 39,908 154,221 152,255 (2,048)
Intesa Sanpaolo S.p.A
ESTRON Monthly
JPMorgan
Chase 12/09/2025 16,354 104,296 108,250 3,696
Is Yatirim Menkul Degerler
AS
OBFR01 Monthly
JPMorgan
Chase 06/02/2026 94,379 96,243 98,562 2,031
Itausa SA
OBFR01 Monthly
JPMorgan
Chase 09/10/2026 52,300 107,068 112,712 5,547
JSE, Ltd.
JIBA1M Monthly
JPMorgan
Chase 10/08/2026 18,206 133,999 134,610 (462)
Jupiter Fund Management
PLC
SONIO/N Monthly
JPMorgan
Chase 10/07/2026 46,476 73,432 90,123 17,057
KIWOOM Securities Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 829 148,868 144,923 (4,356)
Korea Investment
Holdings Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 1,225 130,777 126,693 (4,340)
Lion Finance Group PLC
SONIO/N Monthly
JPMorgan
Chase 12/09/2025 1,521 157,463 156,864 3,050
Mandatum Oyj
ESTRON Monthly
JPMorgan
Chase 04/15/2026 22,081 154,700 148,186 (6,891)
Moneta Money Bank AS
PRIB01M Monthly
JPMorgan
Chase 02/18/2026 17,026 127,618 135,885 7,471
New China Life Insurance
Co., Ltd., Class H
HIHD01M Monthly
JPMorgan
Chase 06/17/2026 22,300 136,038 132,075 (4,394)
Ninety One PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 49,585 129,072 135,609 7,180
Ninety One, Ltd.
JIBA1M Monthly
JPMorgan
Chase 07/15/2026 32,547 82,141 85,780 2,332
Phoenix Financial, Ltd.
SHIR Monthly
JPMorgan
Chase 10/07/2026 3,016 106,962 112,931 5,771
Piraeus Financial
Holdings SA
ESTRON Monthly
JPMorgan
Chase 08/05/2026 18,474 149,491 156,922 6,975
Plus500, Ltd.
SONIO/N Monthly
JPMorgan
Chase 12/09/2025 2,474 103,924 107,224 6,428
Polar Capital Holdings
PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 22,827 136,409 147,852 12,123
Porto Seguro SA
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 16,700 156,065 156,449 837
Rithm Capital Corp.
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 11,095 138,687 126,372 (12,678)
Samsung Securities Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 2,500 133,780 127,910 (6,240)
Svenska Handelsbanken
AB, Class A
STIB1M Monthly
JPMorgan
Chase 12/09/2025 11,215 145,495 146,329 2,224
Swedbank AB, Class A
STIB1M Monthly
JPMorgan
Chase 05/26/2026 5,333 155,670 160,980 6,798

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Unicaja Banco SA
ESTRON Monthly
JPMorgan
Chase 09/09/2026 38,083 $ 106,295 $ 104,794 $ (1,760)
5,812,891 5,837,106 32,247
Health Care
3SBio, Inc.
HIHD01M Monthly
JPMorgan
Chase 07/14/2026 36,500 154,159 141,946 (12,702)
Ambea AB
STIB1M Monthly
JPMorgan
Chase 12/09/2025 10,135 145,416 146,153 2,126
Aveanna Healthcare
Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 7,704 63,635 68,334 4,533
Cardinal Health, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 860 128,389 134,986 6,261
Consun Pharmaceutical
Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/09/2025 70,000 142,881 153,408 10,074
Draegerwerk AG & Co.
KGaA
ESTRON Monthly
JPMorgan
Chase 03/09/2026 1,836 144,478 136,657 (8,173)
Extendicare, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/08/2025 12,732 119,028 136,039 17,777
Gubra A/S
CIBO01M Monthly
JPMorgan
Chase 10/07/2026 2,389 146,885 148,014 752
Hims & Hers Health, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 1,315 62,831 74,587 11,592
Indivior PLC
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 5,109 124,608 123,178 (1,756)
McKesson Corp.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 206 145,487 159,143 13,403
Medpace Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 128 61,016 65,812 4,637
Nutex Health, Inc.
OBFR01 Monthly
JPMorgan
Chase 07/13/2026 1,200 106,165 123,984 17,623
Odontoprev SA
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 55,200 137,183 137,319 175
PTC Therapeutics, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 2,445 142,617 150,050 7,060
Regis Healthcare, Ltd.
BBSW1M Monthly
JPMorgan
Chase 01/21/2026 38,380 183,758 153,391 (30,331)
Shanghai Henlius
Biotech, Inc.,
Class H
HIHD01M Monthly
JPMorgan
Chase 08/05/2026 11,500 119,729 110,996 (9,112)
Sumitomo Pharma Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 06/17/2026 13,100 148,937 151,815 3,281
2,277,202 2,315,812 37,220
Industrials
Acter Group Corp., Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 2,000 63,041 51,102 (12,115)
Air France-KLM
ESTRON Monthly
JPMorgan
Chase 10/07/2026 7,834 114,505 105,771 (8,897)
Al Babtain Power &
Telecommunication
Co.
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 9,546 140,202 147,305 6,659
AP Moller - Maersk A/S,
Class B
CIBO01M Monthly
JPMorgan
Chase 09/09/2026 69 142,695 135,639 (7,423)
Bizlink Holding, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/23/2025 3,049 114,459 103,965 (9,226)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
Brunel International NV
ESTRON Monthly
JPMorgan
Chase 05/26/2026 15,240 $ 146,735 $ 145,940 $ (1,153)
Burkhalter Holding AG
SSARON Monthly
JPMorgan
Chase 10/07/2026 786 133,004 133,960 866
COSCO SHIPPING
Holdings Co., Ltd.,
Class H
HIHD01M Monthly
JPMorgan
Chase 08/05/2026 56,000 100,358 87,062 (9,632)
El Al Israel Airlines
SHIR Monthly
JPMorgan
Chase 02/18/2026 29,880 137,504 136,208 (2,179)
Evergreen Marine Corp.
Taiwan, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/09/2025 24,000 147,249 141,353 (6,306)
Fincantieri S.p.A
ESTRON Monthly
JPMorgan
Chase 01/21/2026 5,836 131,271 153,427 21,832
Finning International, Inc.
CAONREPO Monthly
JPMorgan
Chase 07/13/2026 1,888 78,731 87,705 9,205
Firstgroup PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 50,080 145,494 152,099 7,331
Fujikura, Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 1,600 147,936 156,507 9,919
Hanwha Corp.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 2,221 141,756 134,099 (8,048)
HD Korea Shipbuilding &
Offshore Engineering
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 494 147,673 144,752 (3,328)
HDC Holdings Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 7,972 122,748 98,954 (24,132)
HD-Hyundai Marine
Engine
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 1,557 97,514 92,087 (5,592)
Hoegh Autoliners ASA
NIBOR1M Monthly
JPMorgan
Chase 10/07/2026 13,623 150,301 146,384 (3,379)
Hyundai GF Holdings
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 26,398 152,494 151,315 (585)
IHI Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 5,600 86,016 104,296 18,905
International Consolidated
Airlines Group SA
ESTRON Monthly
JPMorgan
Chase 09/09/2026 14,002 72,597 73,279 505
JAC Recruitment Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 05/26/2026 20,500 155,473 149,968 (5,085)
JET2 PLC
SONIO/N Monthly
JPMorgan
Chase 03/09/2026 6,753 134,515 128,911 (3,817)
Kier Group PLC
SONIO/N Monthly
JPMorgan
Chase 11/03/2026 21,032 62,077 62,469 454
Koninklijke BAM Groep
NV
ESTRON Monthly
JPMorgan
Chase 12/09/2025 16,165 148,532 153,073 4,179
Koninklijke Heijmans N.V
ESTRON Monthly
JPMorgan
Chase 12/09/2025 1,875 127,427 130,550 2,813
L&K Engineering Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/09/2025 11,000 133,887 130,407 (3,853)
Latam Airlines Group SA
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 6,724,259 161,759 152,765 (9,436)
Lonking Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/09/2025 245,000 91,210 93,714 2,215
MDA Space, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/22/2025 2,700 61,992 67,243 5,459
METAWATER Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 2,300 47,082 47,191 173

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
NCC AB, Class B
STIB1M Monthly
JPMorgan
Chase 04/15/2026 7,206 $ 172,112 $ 165,693 $ (4,775)
Orient Overseas
International, Ltd.
HIHD01M Monthly
JPMorgan
Chase 07/14/2026 8,000 136,488 129,681 (2,056)
Porr Ag
ESTRON Monthly
JPMorgan
Chase 05/26/2026 4,209 140,609 141,088 247
Prosegur Cia de
Seguridad SA
ESTRON Monthly
JPMorgan
Chase 09/09/2026 38,055 119,159 130,622 11,172
Qantas Airways, Ltd.
BBSW1M Monthly
JPMorgan
Chase 04/15/2026 19,297 151,573 139,436 (8,824)
R&S Group Holding AG
SSARON Monthly
JPMorgan
Chase 01/21/2026 3,561 153,204 125,042 (28,421)
Regional Container Lines
PCL
# OBFR01 Monthly
JPMorgan
Chase 07/01/2026 156,500 139,084 127,982 (11,498)
Resolute Holdings
Management, Inc.
OBFR01 Monthly
JPMorgan
Chase 03/31/2026 458 31,611 33,045 1,351
Rolls-Royce Holdings
PLC
SONIO/N Monthly
JPMorgan
Chase 12/09/2025 9,848 146,723 158,299 12,308
Samsung E&A Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 7,869 162,590 150,428 (12,610)
Sanki Engineering Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 01/21/2026 4,300 154,889 143,376 (8,959)
Sunway Construction
Group Bhd
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 114,200 173,010 164,420 (9,097)
Toa Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 1,400 21,292 19,782 (1,132)
Tokyu Construction Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 08/05/2026 6,100 48,745 46,090 (1,826)
United Integrated
Services Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 02/25/2026 5,000 174,470 147,698 (27,257)
Wallenius Wilhelmsen
ASA
NIBOR1M Monthly
JPMorgan
Chase 09/09/2026 15,885 148,727 141,389 (6,318)
Xiamen C & D, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 84,100 123,574 121,290 (2,650)
ZIM Integrated Shipping
Services, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 10,600 139,920 143,630 3,392
6,176,017 6,028,491 (130,624)
Information Technology
ADATA Technology Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 36,000 139,311 186,265 46,565
AppLovin Corp., Class A
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 228 129,303 163,827 34,186
Arcadyan Technology
Corp.
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 17,000 130,166 122,859 (7,670)
ASPEED Technology, Inc.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 1,000 161,074 166,323 4,799
Asseco Poland SA
WIBO1M Monthly
JPMorgan
Chase 03/09/2026 2,751 158,539 151,794 (7,192)
Asustek Computer, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/23/2025 1,000 22,094 22,092 (63)
Celestica, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/08/2025 700 177,383 172,256 (4,510)
Chenbro Micom Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 7,000 147,249 137,024 (10,635)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Cicor Technologies, Ltd.
SSARON Monthly
JPMorgan
Chase 10/07/2026 554 $ 119,521 $ 127,875 $ 8,152
Clear Secure, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 2,882 104,588 96,201 (8,660)
CommScope Holding
Co., Inc.
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 10,230 165,931 158,360 (8,004)
Cybozu, Inc.
MUTKCALM Monthly
JPMorgan
Chase 05/26/2026 3,100 78,018 71,573 (6,234)
Data#3, Ltd.
BBSW1M Monthly
JPMorgan
Chase 10/07/2026 24,169 153,315 146,904 (6,492)
DataTec, Ltd.
JIBA1M Monthly
JPMorgan
Chase 12/10/2025 45,574 157,070 158,433 (1,138)
Dynapack International
Technology Corp.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 13,000 170,054 160,149 (10,379)
Ennoconn Corp.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 13,000 132,861 126,107 (7,125)
Furuno Electric Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 2,300 87,803 87,969 285
GMO internet group, Inc.
MUTKCALM Monthly
JPMorgan
Chase 04/15/2026 5,000 132,585 122,297 (9,487)
IONOS Group SE
ESTRON Monthly
JPMorgan
Chase 12/09/2025 1,392 61,870 65,144 3,123
Ituran Location and
Control, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/22/2025 2,500 85,150 89,300 5,177
King Slide Works Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 1,000 115,266 108,613 (6,974)
Marketech International
Corp.
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 17,000 154,062 137,068 (17,424)
Newborn Town, Inc.
HIHD01M Monthly
JPMorgan
Chase 04/15/2026 102,000 168,915 170,881 1,430
Oki Electric Industry Co.,
Ltd.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 12,800 151,865 139,348 (12,106)
Oracle Corp. Japan
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 100 10,955 10,210 (716)
PAX Global Technology,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 05/27/2026 198,000 156,830 146,300 (11,027)
Posiflex Technology, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 21,000 162,413 158,625 (4,137)
Realtek Semiconductor
Corp.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 4,000 67,473 72,414 7,781
Rubrik, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 07/13/2026 1,000 80,720 82,250 1,319
Supreme Electronics Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 94,000 132,445 137,487 4,672
Systena Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 3,900 13,281 13,957 852
Telefonaktiebolaget LM
Ericsson, Class B
STIB1M Monthly
JPMorgan
Chase 12/09/2025 13,611 109,807 112,781 5,758
TomTom NV
ESTRON Monthly
JPMorgan
Chase 09/09/2026 20,247 127,390 127,731 30
Toshiba TEC Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 4,100 80,351 83,865 3,732
VeriSign, Inc.
OBFR01 Monthly
JPMorgan
Chase 07/13/2026 287 81,359 80,237 (1,335)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
VSTECS Holdings, Ltd.
HIHD01M Monthly
JPMorgan
Chase 05/27/2026 130,000 $ 169,724 $ 179,535 $ 9,273
VusionGroup
ESTRON Monthly
JPMorgan
Chase 08/05/2026 388 94,555 116,625 21,840
Wacom Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 08/05/2026 13,500 69,325 74,452 6,209
Wix.com, Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/22/2025 900 147,636 159,867 11,845
WT Microelectronics Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 36,000 154,195 166,599 11,975
4,762,452 4,811,597 47,695
Materials
AlzChem Group AG
ESTRON Monthly
JPMorgan
Chase 07/14/2026 786 130,524 139,098 8,256
Aneka Tambang Tbk
OBFR01 Monthly
JPMorgan
Chase 06/18/2026 759,400 161,938 143,674 (18,739)
Aura Minerals, Inc.
∆
# CAONREPO Monthly
JPMorgan
Chase 10/06/2026 3,500 114,294 115,610 1,762
Catalyst Metals, Ltd.
BBSW1M Monthly
JPMorgan
Chase 07/14/2026 27,852 148,801 145,119 (3,760)
China Hongqiao Group,
Ltd.
HIHD01M Monthly
JPMorgan
Chase 12/09/2025 45,500 141,353 154,101 12,300
DPM Metals, Inc.
CAONREPO Monthly
JPMorgan
Chase 05/25/2026 8,323 177,686 184,497 7,686
Fresnillo PLC
SONIO/N Monthly
JPMorgan
Chase 10/07/2026 4,881 143,788 155,698 12,626
Fufeng Group, Ltd.
HIHD01M Monthly
JPMorgan
Chase 09/09/2026 122,000 143,931 137,103 (7,285)
Holcim AG
SSARON Monthly
JPMorgan
Chase 09/09/2026 1,185 100,007 101,110 1,013
Industrias Penoles SAB
de CV
MXIBTIIE Monthly
JPMorgan
Chase 09/08/2026 3,500 146,401 156,428 7,202
JX Advanced Metals
Corp.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 3,600 47,520 47,719 263
Kinross Gold Corp.
CAONREPO Monthly
JPMorgan
Chase 12/08/2025 7,572 173,962 187,926 14,608
Lundin Gold, Inc.
CAONREPO Monthly
JPMorgan
Chase 12/22/2025 2,671 181,161 173,057 (7,433)
OceanaGold Corp.
CAONREPO Monthly
JPMorgan
Chase 06/16/2026 8,778 179,346 187,393 8,710
Omnia Holdings, Ltd.
JIBA1M Monthly
JPMorgan
Chase 09/10/2026 34,301 141,484 142,367 (1,369)
Orla Mining, Ltd.
CAONREPO Monthly
JPMorgan
Chase 05/25/2026 14,312 162,854 154,360 (7,891)
Paradeep Phosphates,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 08/04/2026 55,269 114,158 122,060 7,560
Perenti, Ltd.
BBSW1M Monthly
JPMorgan
Chase 01/21/2026 94,105 149,706 174,936 25,151
Ramelius Resources, Ltd.
BBSW1M Monthly
JPMorgan
Chase 12/09/2025 59,215 133,452 150,829 19,274
Regis Resources, Ltd.
BBSW1M Monthly
JPMorgan
Chase 05/26/2026 38,635 131,375 152,641 22,817
Sims, Ltd.
BBSW1M Monthly
JPMorgan
Chase 04/15/2026 8,119 73,729 71,702 (1,352)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Long (0.93%) (continued)
Reference Entity Pay
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
Long
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Materials — (continued)
Solaris Resources, Inc.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 13,617 $ 71,718 $ 86,886 $ 15,433
thyssenkrupp AG
ESTRON Monthly
JPMorgan
Chase 04/15/2026 11,131 134,716 153,584 18,539
Transcontinental, Inc.,
Class A
CAONREPO Monthly
JPMorgan
Chase 01/20/2026 4,025 57,926 56,889 (187)
West African Resources,
Ltd.
∆
# BBSW1M Monthly
JPMorgan
Chase 12/09/2025 7,562 15,238 15,211 (35)
Yunnan Yuntianhua Co.,
Ltd., Class A
OBFR01 Monthly
JPMorgan
Chase 12/09/2025 42,000 161,305 158,344 (3,434)
3,338,373 3,468,342 131,715
Real Estate
C&D Property
Management Group
Co., Ltd.
HIHD01M Monthly
JPMorgan
Chase 07/14/2026 390,000 160,212 156,884 (3,810)
Centurion Corp., Ltd.
SIBCSORA Monthly
JPMorgan
Chase 10/07/2026 45,400 62,362 52,821 (9,187)
Emaar Development
PJSC
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 39,177 150,394 143,560 (7,310)
Emaar Properties PJSC
OBFR01 Monthly
JPMorgan
Chase 02/18/2026 39,177 151,993 139,284 (13,191)
Jones Lang LaSalle, Inc.
OBFR01 Monthly
JPMorgan
Chase 12/08/2025 439 134,826 130,945 (4,233)
Kindom Development Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 300 373 355 1,840
Slate Grocery REIT,
Class U
CAONREPO Monthly
JPMorgan
Chase 05/25/2026 10,679 110,559 111,264 1,767
Starts Corp., Inc.
MUTKCALM Monthly
JPMorgan
Chase 04/15/2026 4,000 138,113 137,286 1,111
Wereldhave NV
ESTRON Monthly
JPMorgan
Chase 12/09/2025 587 12,942 13,129 156
921,774 885,528 (32,857)
Utilities
Aygaz AS
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 25,833 104,810 113,330 8,207
Centrica PLC
SONIO/N Monthly
JPMorgan
Chase 03/09/2026 57,839 122,813 129,883 9,128
Cia de Saneamento
de Minas Gerais
Copasa MG
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 29,500 171,856 191,170 20,946
Cia Energetica de Minas
Gerais
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 56,200 116,159 117,738 2,527
Drax Group PLC
SONIO/N Monthly
JPMorgan
Chase 01/21/2026 14,712 131,873 138,750 9,830
Enea SA
WIBO1M Monthly
JPMorgan
Chase 04/15/2026 29,897 143,744 145,327 1,177
Korea Gas Corp.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 5,304 152,915 148,047 (5,191)
PGE Polska Grupa
Energetyczna SA
WIBO1M Monthly
JPMorgan
Chase 07/14/2026 45,424 138,389 134,302 (4,478)
Tauron Polska Energia SA
WIBO1M Monthly
JPMorgan
Chase 09/09/2026 20,747 51,674 51,926 106
1,134,233 1,170,473 42,252
Total Reference Entity - Long
$ 33,664,909 $ 33,945,046 $ 314,333

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Short ( (0.34)% )
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Communication Services
Baidu, Inc., Class A
HIHDO/N Monthly
JPMorgan
Chase 11/03/2026 3,100 $ (51,955) $ (51,257) $ 688
Baltic Classifieds Group
PLC
SONIO/N Monthly
JPMorgan
Chase 11/03/2026 18,170 (74,904) (75,754) (925)
Better Collective A/S
STIB1D Monthly
JPMorgan
Chase 04/15/2026 7,675 (95,449) (98,087) (3,593)
CD Projekt SA
WIBOON Monthly
JPMorgan
Chase 11/03/2026 747 (54,942) (55,693) (854)
Cellnex Telecom SA
ESTRON Monthly
JPMorgan
Chase 06/17/2026 2,818 (99,475) (97,608) 2,068
E Media Holdings, Ltd.
SAONBOR Monthly
JPMorgan
Chase 10/28/2026 4,575 0 (477) (477)
Embracer Group AB
STIB1D Monthly
JPMorgan
Chase 11/03/2026 6,650 (73,513) (73,794) (353)
Future PLC
SONIO/N Monthly
JPMorgan
Chase 07/14/2026 5,643 (54,635) (50,089) 4,250
Hemnet Group AB
STIB1D Monthly
JPMorgan
Chase 09/09/2026 2,099 (58,068) (52,935) 4,552
HYBE Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 549 (115,414) (104,276) 11,285
Kakao Games Corp.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 8,692 (100,861) (96,844) 4,043
Kingsoft Corp., Ltd.
HIHDO/N Monthly
JPMorgan
Chase 11/03/2026 13,600 (59,531) (60,346) (827)
Krafton, Inc.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 374 (87,121) (78,092) 9,221
Lionsgate Studios Corp.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 18,400 (121,624) (126,960) (5,306)
Pearl Abyss Corp.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 4,801 (118,069) (121,440) (3,359)
Rumble, Inc.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 8,500 (61,200) (61,540) (294)
Saudi Research & Media
Group
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 2,000 (97,745) (97,422) 323
Tuas, Ltd.
RBACOR Monthly
JPMorgan
Chase 10/07/2026 22,602 (120,303) (104,658) 15,616
(1,444,809) (1,407,272) 36,058
Consumer Discretionary
AB Dynamics PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 5,785 (106,610) (111,257) (5,220)
Allegro.eu SA
WIBOON Monthly
JPMorgan
Chase 01/21/2026 9,423 (92,945) (92,455) 685
ARB Corp., Ltd.
RBACOR Monthly
JPMorgan
Chase 07/14/2026 3,886 (100,689) (99,199) 1,500
Atom Corp.
MUTKCALM Monthly
JPMorgan
Chase 03/09/2026 18,800 (84,553) (81,340) 2,729
Auction Technology
Group PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 19,264 (84,315) (83,424) 434
Auto Partner SA
WIBOON Monthly
JPMorgan
Chase 02/18/2026 8,424 (46,832) (42,850) 4,040
Azorim-Investment
Development &
Construction Co.,
Ltd.
SHIR Monthly
JPMorgan
Chase 04/15/2026 14,342 (85,511) (87,561) (1,831)
Basic-Fit NV
ESTRON Monthly
JPMorgan
Chase 01/21/2026 3,103 (91,995) (94,458) (2,276)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
Brunello Cucinelli S.p.A
ESTRON Monthly
JPMorgan
Chase 05/26/2026 1,126 $ (126,167) $ (123,357) $ 2,959
BYD Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 8,500 (116,492) (120,145) (3,455)
Corporate Travel
Management, Ltd.
∆
# RBACOR Monthly
JPMorgan
Chase 06/17/2026 5,509 (58,682) (58,507) 181
Delivery Hero SE
ESTRON Monthly
JPMorgan
Chase 10/07/2026 4,262 (129,355) (122,381) 7,237
DPC Dash, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 10,100 (114,488) (112,578) 1,970
First Watch Restaurant
Group, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 6,983 (123,460) (109,214) 14,521
Giant Manufacturing Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 33,000 (112,421) (103,085) 9,430
Global-e Online, Ltd.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 2,600 (95,212) (92,976) 2,449
Guzman y Gomez, Ltd.
RBACOR Monthly
JPMorgan
Chase 04/15/2026 7,190 (116,275) (123,639) (7,422)
Hanon Systems
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 43,762 (109,673) (95,138) 14,609
Harvia Oyj
ESTRON Monthly
JPMorgan
Chase 10/07/2026 2,939 (125,117) (119,098) 6,073
HBX Group International
PLC
ESTRON Monthly
JPMorgan
Chase 07/14/2026 11,912 (115,949) (100,815) 15,369
Hermes International SCA
ESTRON Monthly
JPMorgan
Chase 06/17/2026 35 (85,910) (86,066) 18
Hotel Shilla Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 3,234 (113,934) (118,562) (4,533)
Jollibee Foods Corp.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 28,580 (108,645) (104,960) 3,723
Li Auto, Inc., Class A
HIHDO/N Monthly
JPMorgan
Chase 09/09/2026 9,500 (115,980) (121,623) (5,323)
Lung Yen Life Service
Corp.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 29,000 (54,477) (52,993) 1,527
McDonald's Holdings Co.
Japan, Ltd.
MUTKCALM Monthly
JPMorgan
Chase 05/26/2026 600 (26,578) (25,163) 1,332
Meituan, Class B
HIHDO/N Monthly
JPMorgan
Chase 07/14/2026 7,100 (92,696) (94,847) (1,896)
MRV Engenharia e
Participacoes SA
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 63,400 (89,964) (88,746) 1,405
New Oriental Education
& Technology Group,
Inc.
HIHDO/N Monthly
JPMorgan
Chase 12/09/2025 23,000 (121,943) (122,764) (484)
Nitori Holdings Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 02/18/2026 6,500 (124,960) (125,680) (1,783)
North-Star International
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 12/23/2025 76,048 (94,197) (97,020) (16,245)
Oriental Land Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 4,900 (121,989) (117,958) 3,423
PDD Holdings, Inc., ADR
OBFR01 Monthly
JPMorgan
Chase 01/21/2026 500 (62,340) (66,085) (3,606)
PWR Holdings, Ltd.
RBACOR Monthly
JPMorgan
Chase 12/09/2025 19,644 (109,767) (101,008) 8,754

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Discretionary
— (continued)
Rakuten Group, Inc.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 15,900 $ (100,837) $ (103,106) $ (2,582)
RH
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 480 (109,886) (97,517) 12,615
Salvatore Ferragamo
S.p.A
ESTRON Monthly
JPMorgan
Chase 07/14/2026 20,304 (111,819) (128,325) (16,333)
Shimano, Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/23/2025 1,000 (109,996) (111,759) (2,105)
Silicon2 Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 993 (29,971) (32,403) (2,460)
SJM Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 04/15/2026 269,000 (98,073) (114,696) (16,414)
TAL Education Group,
ADR
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 9,900 (106,637) (110,880) (4,107)
THG PLC
SONIO/N Monthly
JPMorgan
Chase 10/07/2026 253,440 (98,425) (128,372) (30,700)
WEB Travel Group, Ltd.
RBACOR Monthly
JPMorgan
Chase 10/07/2026 39,734 (107,336) (103,907) 3,356
(4,233,101) (4,227,917) (8,436)
Consumer Staples
Beiersdorf AG
ESTRON Monthly
JPMorgan
Chase 05/26/2026 893 (99,951) (93,440) 6,714
China Modern Dairy
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 710,000 (117,578) (120,478) (2,687)
COFCO Joycome Foods,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/09/2025 463,000 (109,365) (107,306) 2,288
Davide Campari-Milano
NV
ESTRON Monthly
JPMorgan
Chase 12/09/2025 18,876 (123,500) (119,363) 4,267
Dino Polska SA
WIBOON Monthly
JPMorgan
Chase 10/07/2026 10,129 (124,633) (122,091) 2,554
Dis-Chem Pharmacies,
Ltd.
SAONBOR Monthly
JPMorgan
Chase 11/04/2026 35,650 (67,591) (67,584) (62)
FUJI OIL Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 10/07/2026 4,900 (118,635) (118,785) (1,003)
Giant Biogene Holding
Co., Ltd.
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 16,400 (130,749) (118,917) 12,091
Great Tree Pharmacy Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 8,000 (35,324) (33,938) 1,416
Grupo Bimbo SAB de CV
MXIBTIIE Monthly
JPMorgan
Chase 12/08/2025 7,600 (25,468) (26,991) (1,045)
Intercos S.p.A
ESTRON Monthly
JPMorgan
Chase 12/23/2025 8,334 (111,811) (118,099) (6,064)
Kagome Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 03/09/2026 3,600 (72,823) (70,052) 2,545
Kerry Group PLC,
Class A
ESTRON Monthly
JPMorgan
Chase 10/07/2026 1,332 (123,190) (120,250) 3,071
Kobayashi Pharmaceutical
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 3,100 (114,630) (112,425) 1,848
Kobe Bussan Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 03/09/2026 3,500 (97,012) (96,461) 249
Lian HWA Food Corp.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 20,900 (92,284) (88,362) (4,462)
L'Oreal SA
ESTRON Monthly
JPMorgan
Chase 12/09/2025 222 (101,055) (96,456) 4,804

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Consumer Staples
— (continued)
Lotus Bakeries NV
ESTRON Monthly
JPMorgan
Chase 10/07/2026 11 $ (106,814) $ (103,793) $ 3,238
Microbio Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 140,000 (116,688) (106,466) 10,243
Nissin Foods Holdings
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 10/07/2026 2,300 (44,014) (43,322) 17
Ocado Group PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 38,620 (141,780) (117,324) 23,901
Redcare Pharmacy NV
ESTRON Monthly
JPMorgan
Chase 07/14/2026 1,029 (87,490) (89,357) (1,729)
Suedzucker AG
ESTRON Monthly
JPMorgan
Chase 09/09/2026 9,655 (111,700) (106,257) 5,641
Unicharm Corp.
MUTKCALM Monthly
JPMorgan
Chase 01/21/2026 15,400 (101,960) (99,880) 1,763
(2,376,045) (2,297,397) 69,598
Energy
Boss Energy, Ltd.
RBACOR Monthly
JPMorgan
Chase 07/14/2026 36,305 (47,528) (49,804) (2,271)
Brava Energia
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 25,700 (87,371) (86,822) 675
Calumet, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 6,700 (118,322) (122,275) (3,689)
Deep Yellow, Ltd.
RBACOR Monthly
JPMorgan
Chase 11/03/2026 93,401 (120,861) (121,400) (731)
Denison Mines Corp.
CAONREPO Monthly
JPMorgan
Chase 11/02/2026 22,990 (63,223) (63,269) (59)
Kelt Exploration, Ltd.
CAONREPO Monthly
JPMorgan
Chase 03/06/2026 20,850 (101,075) (103,074) (2,413)
Kosmos Energy, Ltd.
OBFR01 Monthly
JPMorgan
Chase 08/04/2026 57,436 (99,939) (95,344) 4,818
NexGen Energy, Ltd.
CAONREPO Monthly
JPMorgan
Chase 04/14/2026 16,592 (132,698) (148,550) (16,396)
NextDecade Corp.
OBFR01 Monthly
JPMorgan
Chase 11/02/2026 16,903 (115,027) (114,771) 256
PRIO SA
OBFR01 Monthly
JPMorgan
Chase 09/10/2026 16,000 (111,243) (114,628) (3,143)
S-Oil Corp.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 2,370 (102,553) (105,286) (2,558)
Verbio SE
ESTRON Monthly
JPMorgan
Chase 12/09/2025 9,316 (108,106) (117,186) (9,387)
Yellow Cake PLC
SONIO/N Monthly
JPMorgan
Chase 01/21/2026 15,323 (107,451) (118,325) (11,457)
(1,315,397) (1,360,734) (46,355)
Financials
Adyen NV
ESTRON Monthly
JPMorgan
Chase 08/05/2026 67 (107,317) (107,808) (274)
Al Rajhi Co for Co.-
operative Insurance
OBFR01 Monthly
JPMorgan
Chase 06/01/2026 1,667 (50,477) (53,958) (3,549)
Allfunds Group PLC
ESTRON Monthly
JPMorgan
Chase 04/15/2026 16,312 (111,145) (121,756) (10,385)
Baldwin Insurance Group,
Inc. (The)
OBFR01 Monthly
JPMorgan
Chase 03/06/2026 3,536 (107,388) (99,751) 7,879
Banco Pan SA
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 71,000 (104,946) (103,787) 1,388

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
Bank Al-Jazira
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 34,993 $ (112,116) $ (119,652) $ (7,712)
Bank Millennium SA
WIBOON Monthly
JPMorgan
Chase 07/14/2026 28,719 (113,183) (114,449) (1,028)
Brookfield Corp.
CAONREPO Monthly
JPMorgan
Chase 09/09/2026 1,400 (94,055) (96,060) (2,515)
Brookfield Wealth
Solutions, Ltd.
CAONREPO Monthly
JPMorgan
Chase 03/06/2026 1,600 (107,641) (109,690) (2,592)
Bupa Arabia for
Cooperative
Insurance Co.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 2,000 (87,235) (87,942) (707)
Bure Equity AB
STIB1D Monthly
JPMorgan
Chase 09/09/2026 3,820 (113,721) (112,820) (238)
Chang Hwa Commercial
Bank, Ltd.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 74,000 (47,383) (47,780) (397)
Chongqing Rural
Commercial Bank
Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 151,000 (119,032) (116,517) 2,708
Columbia Financial, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 7,719 (117,483) (115,862) 1,883
Credit Acceptance Corp.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 192 (94,329) (89,651) 4,800
EQB, Inc.
CAONREPO Monthly
JPMorgan
Chase 07/13/2026 1,706 (115,266) (114,003) 790
Etoro Group, Ltd.,
Class A
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 2,500 (106,575) (103,175) 3,450
Fiserv, Inc.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 811 (107,166) (104,562) 2,843
GMO Payment Gateway,
Inc.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 1,600 (92,788) (89,750) 1,423
Goosehead Insurance,
Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 1,322 (105,020) (98,383) 6,871
Hypoport SE
ESTRON Monthly
JPMorgan
Chase 10/07/2026 670 (105,604) (108,789) (2,971)
Hyundai Marine & Fire
Insurance Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 3,038 (61,676) (61,046) 754
IBF Financial Holdings
Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 246,887 (124,119) (124,986) (4,009)
Infratil, Ltd.
NZOCR Monthly
JPMorgan
Chase 12/09/2025 16,084 (119,326) (115,277) 988
IRB-Brasil Resseguros
SA
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 5,900 (50,472) (54,319) (3,737)
Iyogin Holdings, Inc.
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 3,800 (56,925) (57,387) (539)
Judo Capital Holdings,
Ltd.
RBACOR Monthly
JPMorgan
Chase 06/17/2026 93,564 (107,293) (108,575) (1,272)
KakaoBank Corp.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 6,951 (121,926) (117,738) 4,325
Kemper Corp.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 898 (47,558) (46,292) 1,372
L E Lundbergforetagen
AB, Class B
STIB1D Monthly
JPMorgan
Chase 07/14/2026 2,153 (111,633) (111,870) (1,354)
LIFENET INSURANCE
CO.
MUTKCALM Monthly
JPMorgan
Chase 04/15/2026 4,300 (62,860) (60,261) 2,372

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Financials — (continued)
London Stock Exchange
Group PLC
SONIO/N Monthly
JPMorgan
Chase 06/17/2026 767 $ (90,858) $ (87,962) $ 2,404
M&A Research Institute
Holdings, Inc.
MUTKCALM Monthly
JPMorgan
Chase 01/21/2026 3,900 (35,980) (34,354) 1,480
MarketAxess Holdings,
Inc.
OBFR01 Monthly
JPMorgan
Chase 03/26/2026 533 (96,561) (92,875) 3,825
Merchants BanCorp.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 3,290 (103,799) (104,622) (920)
Migdal Insurance &
Financial Holdings,
Ltd.
SHIR Monthly
JPMorgan
Chase 10/07/2026 36,611 (128,506) (126,954) 1,822
Onex Corp.
CAONREPO Monthly
JPMorgan
Chase 11/02/2026 463 (41,137) (41,083) 44
Peapack-Gladstone
Financial Corp.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 3,539 (102,100) (97,676) 4,652
PennyMac Financial
Services, Inc.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 755 (90,857) (93,529) (2,470)
Reinet Investments SCA
SAONBOR Monthly
JPMorgan
Chase 10/08/2026 3,787 (112,721) (110,737) 3,705
Remgro, Ltd.
SAONBOR Monthly
JPMorgan
Chase 05/27/2026 10,906 (107,568) (106,090) 3,120
Ryan Specialty Holdings,
Inc.
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 1,936 (98,697) (109,113) (10,195)
Saudi Tadawul Group
Holding Co.
OBFR01 Monthly
JPMorgan
Chase 06/01/2026 2,381 (107,575) (130,789) (23,360)
Selective Insurance
Group, Inc.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 1,438 (113,900) (116,579) (2,538)
Shiga Bank, Ltd. (The)
MUTKCALM Monthly
JPMorgan
Chase 11/04/2026 1,200 (54,265) (54,879) (688)
StepStone Group, Inc.,
Class A
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 1,141 (69,898) (74,519) (4,465)
StoneCo., Ltd., Class A
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 3,900 (68,718) (73,749) (4,878)
Taichung Commercial
Bank Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 71,000 (52,600) (52,944) (344)
Tamburi Investment
Partners S.p.A
ESTRON Monthly
JPMorgan
Chase 12/09/2025 12,154 (117,592) (119,346) (1,519)
Trisura Group, Ltd.
CAONREPO Monthly
JPMorgan
Chase 12/08/2025 3,438 (98,236) (94,788) 3,045
Triumph Financial, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 2,032 (121,635) (101,681) 20,226
Union Bank Of Taiwan
OBFR01 Monthly
JPMorgan
Chase 12/09/2025 176,550 (101,313) (104,087) (9,075)
Walaa Cooperative
Insurance Co.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 24,000 (78,232) (78,060) 173
Wise PLC, Class A
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 8,163 (125,435) (113,795) 10,961
(5,101,841) (5,094,107) (4,428)
Health Care
Advanced Medical
Solutions Group PLC
SONIO/N Monthly
JPMorgan
Chase 09/09/2026 20,266 (56,571) (61,218) (5,185)
agilon health, Inc.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 33,047 (37,343) (34,038) 3,388

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Health Care
— (continued)
Alcon AG
SSARON Monthly
JPMorgan
Chase 10/07/2026 800 $ (63,418) $ (60,172) $ 3,324
Ambu A/S, Class B
DKDR1T Monthly
JPMorgan
Chase 09/09/2026 7,436 (111,787) (109,398) 2,607
Amplifon S.p.A
ESTRON Monthly
JPMorgan
Chase 12/09/2025 6,566 (117,545) (107,093) 10,687
Angelalign Technology,
Inc.
HIHDO/N Monthly
JPMorgan
Chase 02/23/2026 14,400 (131,250) (116,280) 15,114
DiaSorin S.p.A
ESTRON Monthly
JPMorgan
Chase 07/14/2026 1,128 (107,893) (100,212) 7,896
Establishment Labs
Holdings, Inc.
OBFR01 Monthly
JPMorgan
Chase 03/06/2026 2,347 (89,022) (96,203) (7,055)
GVS S.p.A
ESTRON Monthly
JPMorgan
Chase 03/09/2026 16,375 (85,745) (89,501) (3,584)
HLB, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 3,242 (90,367) (87,403) 2,970
Lifetech Scientific Corp.
HIHDO/N Monthly
JPMorgan
Chase 04/15/2026 406,821 (98,706) (98,416) 474
Metall Zug AG
SSARON Monthly
JPMorgan
Chase 05/27/2026 114 (121,825) (116,543) 5,354
PROCEPT BioRobotics
Corp.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 2,166 (81,225) (77,304) 4,102
Revenio Group Oyj
ESTRON Monthly
JPMorgan
Chase 09/09/2026 3,999 (112,556) (108,721) 4,063
Straumann Holding AG
SSARON Monthly
JPMorgan
Chase 06/17/2026 573 (66,453) (61,429) 5,105
Surgical Science Sweden
AB
STIB1D Monthly
JPMorgan
Chase 10/07/2026 10,934 (108,383) (102,128) 5,171
Vimian Group AB
STIB1D Monthly
JPMorgan
Chase 09/09/2026 33,196 (110,161) (101,127) 7,840
Xvivo Perfusion AB
STIB1D Monthly
JPMorgan
Chase 05/06/2026 5,537 (104,122) (102,280) 800
(1,694,372) (1,629,466) 63,071
Industrials
AAON, Inc.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 1,350 (114,737) (126,144) (11,151)
Arcadis NV
ESTRON Monthly
JPMorgan
Chase 11/03/2026 1,395 (70,093) (70,439) (402)
Ashtead Technology
Holdings PLC
SONIO/N Monthly
JPMorgan
Chase 05/06/2026 25,223 (123,384) (118,497) 4,219
Auckland International
Airport, Ltd.
NZOCR Monthly
JPMorgan
Chase 10/07/2026 19,485 (89,057) (89,066) (3,254)
Ayala Corp.
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 8,230 (74,916) (68,272) 6,696
Azelis Group NV
ESTRON Monthly
JPMorgan
Chase 05/26/2026 7,075 (98,986) (96,281) 2,906
Beijing Capital
International Airport
Co., Ltd., Class H
HIHDO/N Monthly
JPMorgan
Chase 12/09/2025 296,000 (107,537) (105,607) 2,227
BES Engineering Corp.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 287,000 (107,740) (100,016) 7,845
BOYD GROUP, Inc.
CAONREPO Monthly
JPMorgan
Chase 07/13/2026 530 (90,354) (89,388) 537

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
Brookfield Business
Corp., Class A
CAONREPO Monthly
JPMorgan
Chase 12/22/2025 3,800 $ (127,852) $ (127,568) $ (240)
Canadian Pacific Kansas
City, Ltd.
CAONREPO Monthly
JPMorgan
Chase 05/25/2026 1,300 (96,982) (96,820) (449)
Carel Industries S.p.A
ESTRON Monthly
JPMorgan
Chase 12/09/2025 4,419 (117,685) (116,139) 1,611
Distribution Solutions
Group, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 1,735 (53,646) (52,189) 1,577
DSV A/S
DKDR1T Monthly
JPMorgan
Chase 04/15/2026 510 (105,030) (101,883) 3,352
Ecopro Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 3,097 (109,889) (104,954) 4,770
Energiekontor AG
ESTRON Monthly
JPMorgan
Chase 06/17/2026 2,262 (113,936) (117,012) (2,924)
Engcon AB
STIB1D Monthly
JPMorgan
Chase 09/09/2026 6,063 (52,416) (47,918) 3,974
Eve Holding, Inc.
OBFR01 Monthly
JPMorgan
Chase 04/14/2026 28,400 (104,512) (108,204) (3,614)
Experian PLC
SONIO/N Monthly
JPMorgan
Chase 02/18/2026 2,395 (124,013) (120,294) 3,230
GlobalData PLC
SONIO/N Monthly
JPMorgan
Chase 05/27/2026 70,035 (131,516) (116,604) 14,152
Harmonic Drive Systems,
Inc.
MUTKCALM Monthly
JPMorgan
Chase 08/05/2026 5,700 (95,931) (101,811) (6,559)
Hexatronic Group AB
STIB1D Monthly
JPMorgan
Chase 05/26/2026 58,585 (130,661) (119,865) 9,751
Hiwin Technologies Corp.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 16,000 (113,938) (113,872) 106
Hyundai Engineering &
Construction Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 1,753 (67,950) (68,003) (53)
IMCD NV
ESTRON Monthly
JPMorgan
Chase 05/26/2026 832 (90,040) (86,235) 3,988
InPost SA
ESTRON Monthly
JPMorgan
Chase 10/07/2026 9,662 (121,176) (118,955) 2,257
Judges Scientific PLC
SONIO/N Monthly
JPMorgan
Chase 12/23/2025 1,377 (117,552) (116,311) 605
Keisei Electric Railway
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 13,000 (125,710) (120,583) 3,954
Kingspan Group PLC
ESTRON Monthly
JPMorgan
Chase 11/03/2026 782 (64,568) (65,384) (868)
Kintetsu Group Holdings
Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 08/05/2026 4,800 (101,298) (100,016) 4
Komax Holding AG
SSARON Monthly
JPMorgan
Chase 10/07/2026 1,077 (107,261) (94,431) 12,904
Kornit Digital, Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 7,400 (109,298) (99,900) 9,642
Marten Transport, Ltd.
OBFR01 Monthly
JPMorgan
Chase 08/04/2026 10,844 (122,252) (115,597) 6,838
Melrose Industries PLC
SONIO/N Monthly
JPMorgan
Chase 07/14/2026 14,493 (117,125) (119,319) (2,828)
Mitsubishi Pencil Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 2,100 (30,728) (30,749) (117)
NFI Group, Inc.
CAONREPO Monthly
JPMorgan
Chase 11/02/2026 3,806 (40,678) (40,338) 332

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Industrials — (continued)
NKT A/S
DKDR1T Monthly
JPMorgan
Chase 10/07/2026 1,089 $ (106,619) $ (105,915) $ 789
NTG Nordic Transport
Group A/S
DKDR1T Monthly
JPMorgan
Chase 10/07/2026 2,942 (84,826) (86,013) (1,114)
Orizon Valorizacao de
Residuos SA
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 12,900 (133,069) (135,126) (1,903)
QinetiQ Group PLC
SONIO/N Monthly
JPMorgan
Chase 11/03/2026 8,167 (59,813) (60,700) (947)
Rainbow Robotics
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 438 (90,974) (96,752) (5,809)
Recticel SA
ESTRON Monthly
JPMorgan
Chase 08/05/2026 10,004 (103,947) (105,449) (1,316)
Reliance Worldwide
Corp., Ltd.
RBACOR Monthly
JPMorgan
Chase 11/03/2026 21,031 (57,310) (56,861) 359
Richelieu Hardware, Ltd.
CAONREPO Monthly
JPMorgan
Chase 05/25/2026 4,321 (110,792) (106,154) 4,183
Schneider Electric SE
ESTRON Monthly
JPMorgan
Chase 11/03/2026 181 (50,070) (50,946) (917)
Sdiptech AB, Class B
STIB1D Monthly
JPMorgan
Chase 01/21/2026 6,486 (125,657) (120,012) 4,706
SGH, Ltd.
RBACOR Monthly
JPMorgan
Chase 09/09/2026 3,147 (102,589) (103,882) (1,952)
SGL Carbon SE
ESTRON Monthly
JPMorgan
Chase 04/15/2026 27,202 (105,114) (100,953) 4,103
Shapir Engineering and
Industry, Ltd.
SHIR Monthly
JPMorgan
Chase 03/27/2026 13,918 (109,541) (113,705) (3,814)
Singapore Post, Ltd.
SIBCSORA Monthly
JPMorgan
Chase 11/03/2026 163,500 (53,406) (53,289) 86
SK IE Technology Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 5,683 (112,709) (107,548) 5,239
SM Investments Corp.
OBFR01 Monthly
JPMorgan
Chase 11/04/2026 6,720 (84,532) (84,866) (334)
SMC Corp.
MUTKCALM Monthly
JPMorgan
Chase 12/23/2025 300 (89,360) (92,728) (4,649)
Stadler Rail AG
SSARON Monthly
JPMorgan
Chase 08/05/2026 4,336 (109,862) (106,314) 3,682
Starlux Airlines Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 146,000 (119,278) (118,445) 918
TOMRA Systems ASA
NOWA Monthly
JPMorgan
Chase 09/09/2026 6,799 (102,828) (101,929) 146
VAT Group AG
SSARON Monthly
JPMorgan
Chase 12/09/2025 320 (115,156) (127,734) (12,437)
WEG SA
OBFR01 Monthly
JPMorgan
Chase 09/10/2026 16,600 (114,341) (114,124) 124
Yaskawa Electric Corp.
MUTKCALM Monthly
JPMorgan
Chase 06/17/2026 4,100 (83,716) (87,277) (4,764)
(5,795,956) (5,721,386) 59,397
Information Technology
Appier Group, Inc.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 7,600 (85,066) (79,798) 5,004
ASM International NV
ESTRON Monthly
JPMorgan
Chase 01/21/2026 231 (114,891) (139,328) (24,204)
ASMPT, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 09/09/2026 9,200 (81,315) (97,018) (15,479)
BE Semiconductor
Industries NV
ESTRON Monthly
JPMorgan
Chase 12/09/2025 730 (96,184) (109,303) (12,925)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Camtek, Ltd.
SHIR Monthly
JPMorgan
Chase 05/27/2026 1,400 $ (115,538) $ (147,203) $ (31,056)
Comet Holding AG
SSARON Monthly
JPMorgan
Chase 12/23/2025 462 (101,990) (113,112) (10,997)
Confluent, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 4,400 (88,044) (87,120) 1,121
Dassault Systemes SE
ESTRON Monthly
JPMorgan
Chase 12/23/2025 3,459 (110,987) (116,364) (5,152)
Descartes Systems
Group, Inc. (The)
CAONREPO Monthly
JPMorgan
Chase 09/09/2026 1,124 (119,185) (105,834) 12,862
Douzone Bizon Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 1,782 (103,584) (113,125) (9,485)
Ennostar, Inc.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 71,000 (91,387) (91,847) (459)
Faraday Technology Corp.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 17,000 (86,027) (88,974) (3,008)
Foxconn Technology Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 30,000 (69,061) (69,582) (521)
Freee KK
MUTKCALM Monthly
JPMorgan
Chase 12/09/2025 400 (8,981) (9,505) (560)
GB Group PLC
SONIO/N Monthly
JPMorgan
Chase 05/27/2026 29,319 (86,013) (89,566) (4,019)
GCL Technology
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 12/09/2025 673,000 (114,907) (113,308) 1,835
Gitlab, Inc., Class A
OBFR01 Monthly
JPMorgan
Chase 08/04/2026 2,678 (131,249) (120,724) 10,818
HannStar Display Corp.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 313,000 (83,686) (83,921) (235)
Jenoptik AG
ESTRON Monthly
JPMorgan
Chase 11/03/2026 2,244 (45,131) (45,546) (451)
Keyence Corp.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 200 (75,610) (74,512) 624
Lightspeed Commerce,
Inc.
CAONREPO Monthly
JPMorgan
Chase 07/13/2026 7,901 (92,359) (91,233) 747
Lotte Energy Materials
Corp.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 6,505 (113,296) (105,103) 8,271
Macquarie Technology
Group, Ltd.
RBACOR Monthly
JPMorgan
Chase 06/17/2026 2,597 (102,958) (109,389) (6,515)
Monday.com, Ltd.
OBFR01 Monthly
JPMorgan
Chase 11/02/2026 200 (38,966) (38,738) 228
NCAB Group AB
STIB1D Monthly
JPMorgan
Chase 07/14/2026 15,837 (84,700) (83,215) 637
Netcompany Group A/S
DKDR1T Monthly
JPMorgan
Chase 10/07/2026 2,463 (94,506) (93,926) 657
NextNav, Inc.
OBFR01 Monthly
JPMorgan
Chase 06/16/2026 7,673 (126,604) (109,724) 17,163
Nuvoton Technology
Corp.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 49,000 (99,833) (101,759) (1,944)
Planisware SA
ESTRON Monthly
JPMorgan
Chase 09/09/2026 3,951 (84,330) (90,951) (6,449)
QT Group Oyj
ESTRON Monthly
JPMorgan
Chase 06/17/2026 2,025 (109,527) (108,955) 794
Renesas Electronics
Corp.
MUTKCALM Monthly
JPMorgan
Chase 07/14/2026 6,800 (79,515) (78,235) 1,118

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Information Technology
— (continued)
Riken Keiki Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 02/18/2026 1,300 $ (27,690) $ (27,396) $ (460)
Samsung SDI Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 769 (109,865) (112,557) (2,450)
Sanken Electric Co., Ltd.
MUTKCALM Monthly
JPMorgan
Chase 09/09/2026 2,400 (122,356) (116,505) 5,557
Silergy Corp.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 11,000 (104,781) (93,683) 11,169
Silicon Integrated
Systems Corp.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 67,000 (124,097) (126,570) (2,569)
Siltronic AG
ESTRON Monthly
JPMorgan
Chase 11/03/2026 1,189 (64,265) (65,509) (1,296)
SOITEC
ESTRON Monthly
JPMorgan
Chase 11/03/2026 2,653 (118,637) (121,784) (3,242)
SOLUM Co., Ltd.
OBFR01 Monthly
JPMorgan
Chase 05/27/2026 7,395 (96,744) (92,006) 4,691
SUMCO Corp.
MUTKCALM Monthly
JPMorgan
Chase 08/05/2026 13,000 (109,175) (138,226) (29,390)
Tower Semiconductor,
Ltd.
SHIR Monthly
JPMorgan
Chase 04/15/2026 1,400 (94,006) (99,857) (5,407)
Unimicron Technology
Corp.
OBFR01 Monthly
JPMorgan
Chase 04/15/2026 25,000 (117,002) (125,287) (8,137)
Universal Microwave
Technology, Inc.
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 9,000 (132,762) (132,812) (178)
VisEra Technologies Co.,
Ltd.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 12,000 (121,451) (110,994) 10,456
Vitec Software Group AB,
Class B
STIB1D Monthly
JPMorgan
Chase 09/09/2026 2,600 (96,389) (91,759) 3,665
Xinyi Solar Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 264,000 (118,957) (116,499) 2,743
(4,393,607) (4,478,362) (86,428)
Materials
Advanced Petrochemical
Co.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 9,611 (85,257) (90,931) (5,727)
Alpha HPA, Ltd.
RBACOR Monthly
JPMorgan
Chase 07/14/2026 183,962 (101,819) (100,379) 1,193
Bellevue Gold, Ltd.
RBACOR Monthly
JPMorgan
Chase 02/18/2026 209,618 (122,967) (157,940) (34,961)
Braskem SA
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 66,900 (109,640) (82,584) 26,930
Capstone Copper Corp.
CAONREPO Monthly
JPMorgan
Chase 12/08/2025 17,807 (131,094) (151,239) (20,683)
China Resources Building
Materials Technology
Holdings, Ltd.
HIHDO/N Monthly
JPMorgan
Chase 11/03/2026 303,543 (70,252) (70,551) (313)
China Steel Corp.
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 185,000 (118,687) (118,048) 796
Chung Hung Steel Corp.
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 227,000 (117,875) (118,428) (550)
Cia Siderurgica Nacional
SA
OBFR01 Monthly
JPMorgan
Chase 08/05/2026 81,400 (116,559) (120,825) (4,017)
Dexco SA
OBFR01 Monthly
JPMorgan
Chase 07/14/2026 105,700 (111,123) (115,188) (3,842)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Materials — (continued)
Endeavour Silver Corp.
CAONREPO Monthly
JPMorgan
Chase 11/02/2026 8,312 $ (65,362) $ (65,101) $ 247
Foran Mining Corp.
CAONREPO Monthly
JPMorgan
Chase 05/04/2026 49,900 (114,642) (139,478) (25,428)
Formosa Chemicals &
Fibre Corp.
OBFR01 Monthly
JPMorgan
Chase 10/07/2026 74,000 (70,244) (72,463) (2,078)
Givaudan SA
SSARON Monthly
JPMorgan
Chase 09/09/2026 29 (121,492) (118,292) 3,279
Iluka Resources, Ltd.
RBACOR Monthly
JPMorgan
Chase 10/07/2026 28,580 (114,092) (119,817) (5,837)
Ivanhoe Electric, Inc.
OBFR01 Monthly
JPMorgan
Chase 01/21/2026 9,925 (87,241) (124,559) (37,122)
James Hardie Industries
PLC
RBACOR Monthly
JPMorgan
Chase 10/07/2026 5,172 (101,134) (95,989) 5,155
Jinchuan Group
International
Resources Co.,
Ltd.
∆
# HIHDO/N Monthly
JPMorgan
Chase 04/15/2026 652,000 (53,568) (53,621) (26)
KGHM Polska Miedz SA
WIBOON Monthly
JPMorgan
Chase 01/21/2026 2,432 (89,354) (107,251) (17,710)
Lenzing AG
ESTRON Monthly
JPMorgan
Chase 10/07/2026 3,702 (114,833) (110,992) 3,876
LG Chem, Ltd.
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 578 (119,635) (114,744) 5,155
Lynas Rare Earths, Ltd.
RBACOR Monthly
JPMorgan
Chase 01/21/2026 7,707 (72,900) (85,626) (12,719)
Montage Gold Corp.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 28,100 (120,184) (136,694) (17,057)
NGEx Minerals, Ltd.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 6,400 (106,993) (119,336) (12,659)
Novagold Resources, Inc.
CAONREPO Monthly
JPMorgan
Chase 08/05/2026 16,431 (108,974) (145,219) (36,772)
Novonesis Novozymes B
DKDR1T Monthly
JPMorgan
Chase 10/07/2026 1,658 (105,404) (102,040) 3,570
PureCycle Technologies,
Inc.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 9,218 (119,872) (121,217) (1,334)
Saudi Kayan
Petrochemical Co.
OBFR01 Monthly
JPMorgan
Chase 11/03/2026 83,579 (124,049) (126,010) (1,961)
Sigma Lithium Corp.
OBFR01 Monthly
JPMorgan
Chase 10/06/2026 16,600 (90,968) (106,406) (15,349)
Sika AG
SSARON Monthly
JPMorgan
Chase 04/15/2026 479 (110,730) (107,564) 3,302
Skeena Resources, Ltd.
CAONREPO Monthly
JPMorgan
Chase 10/06/2026 6,702 (119,935) (123,426) (3,983)
Svenska Cellulosa AB
SCA, Class B
STIB1D Monthly
JPMorgan
Chase 05/26/2026 6,511 (87,441) (86,183) 383
Symrise AG
ESTRON Monthly
JPMorgan
Chase 09/09/2026 732 (69,380) (63,662) 5,859
Tiangong International
Co., Ltd.
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 232,000 (80,116) (79,502) (72)
West Fraser Timber Co.,
Ltd.
CAONREPO Monthly
JPMorgan
Chase 06/16/2026 1,776 (128,107) (120,735) 6,481
(3,581,923) (3,772,040) (193,974)

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Total Return Swaps  - Short ((0.34)%) (continued)
Reference Entity Receive
Payment
Frequency Counterparty
Maturity
Date
Number of
Contracts
(Short)
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
*
Real Estate
Atrium Ljungberg AB,
Class B
STIB1D Monthly
JPMorgan
Chase 03/09/2026 30,847 $ (104,933) $ (104,029) $ (1,295)
Ayala Land, Inc.
OBFR01 Monthly
JPMorgan
Chase 09/09/2026 129,100 (67,573) (54,061) 13,519
DigiCo Infrastructure
REIT
RBACOR Monthly
JPMorgan
Chase 10/07/2026 29,930 (59,319) (52,617) 6,708
Electra Real Estate, Ltd.
SHIR Monthly
JPMorgan
Chase 09/09/2026 4,012 (60,436) (60,876) (292)
FastPartner AB, Class A
STIB1D Monthly
JPMorgan
Chase 04/15/2026 9,895 (52,071) (53,360) (1,810)
Iguatemi SA
OBFR01 Monthly
JPMorgan
Chase 05/13/2026 22,800 (98,870) (104,870) (6,453)
International Workplace
Group PLC
SONIO/N Monthly
JPMorgan
Chase 10/07/2026 42,756 (113,498) (128,901) (16,210)
Israel Canada T.R, Ltd.
SHIR Monthly
JPMorgan
Chase 08/05/2026 23,242 (101,571) (102,701) (773)
KE Holdings, Inc.,
Class A
HIHDO/N Monthly
JPMorgan
Chase 10/07/2026 15,700 (106,265) (102,338) 4,091
Kojamo Oyj
ESTRON Monthly
JPMorgan
Chase 09/09/2026 9,122 (116,606) (116,200) 643
Longfor Group Holdings,
Ltd.
HIHDO/N Monthly
JPMorgan
Chase 11/03/2026 47,500 (71,965) (72,360) (410)
Mabanee Co. KPSC
OBFR01 Monthly
JPMorgan
Chase 10/08/2026 31,215 (101,575) (100,617) 1,117
PEXA Group, Ltd.
RBACOR Monthly
JPMorgan
Chase 06/17/2026 6,473 (70,366) (67,009) 3,364
SM Prime Holdings, Inc.
# OBFR01 Monthly
JPMorgan
Chase 04/15/2026 226,200 (95,034) (87,254) 7,845
StorageVault Canada, Inc.
CAONREPO Monthly
JPMorgan
Chase 09/09/2026 28,208 (97,413) (104,789) (7,842)
Wharf Holdings, Ltd.
(The)
HIHDO/N Monthly
JPMorgan
Chase 01/21/2026 41,000 (123,279) (117,279) 6,240
(1,440,774) (1,429,261) 8,442
Utilities
Auren Energia SA
OBFR01 Monthly
JPMorgan
Chase 06/17/2026 54,300 (105,544) (104,779) 995
Boralex, Inc., Class A
CAONREPO Monthly
JPMorgan
Chase 04/14/2026 6,062 (120,725) (118,348) 1,854
EDP Renovaveis SA
ESTRON Monthly
JPMorgan
Chase 12/09/2025 9,996 (117,931) (132,113) (13,942)
Enlight Renewable
Energy, Ltd.
SHIR Monthly
JPMorgan
Chase 12/09/2025 5,015 (148,070) (154,252) (5,628)
OPC Energy, Ltd.
SHIR Monthly
JPMorgan
Chase 02/18/2026 9,094 (149,717) (143,829) 6,459
(641,987) (653,321) (10,262)
Total Reference Entity - Short
$ (32,019,812) $ (32,071,263) $ (113,317)
Net Value of Reference Entity
$ 1,645,097 $ 1,873,783 $ 201,016
* Includes unrealized appreciation (depreciation) on foreign currency translation, open trades, dividend receivables/payables and swap receivables/
payables.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $59,421, which is
0.18% of total net assets.
∆ Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

Global Opportunities Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
BUBOR01M - National Bank of Hungary Budapest Interbank Offered Rates 1 Month
BBSW1M - Australian Bank Bill Short Term Rates 1 Month
CAONREPO - Canadian Overnight Repo Rate Average
CIBO01M - Copenhagen Interbank Offered Rates 1 Month
ESTRON - Euro Short Term Rate Volume Weighted Trimmed Mean Rate
HIHD01M - Hong King Interbank Offered Rate Fixings 1 Month
HIHDO/N - Hong King Interbank Offered Rate Fixings Overnight
JIBA1M - South Africa Johannesburg Interbank Agreed Rate 1 Month
MXIBTIIE - Mexico Interbank Equlibrium Interbank Interest Rate 28 Day
MUTKCALM - Bank of Japan Final Result: Unsecured Overnight Call Rate
NIBOR1M - Oslo Bors Norway Interbank Offered Rate Fixing 1 Month
NOWA - Norwegian Overnight Weighted Average
NZOCR - Reserve Bank of New Zealand Official Cash Rate
OBFR01 - United States Overnight Bank Funding Rate
RBACOR - Reserve Bank of Australia Cash Overnight Rate
SAONBOR - South African Benchmark Overnight Rate
SHIR - Shekel Overnight Risk Free Rate
SIBCSORA - Singapore Domestic Interbank Overnight Rate Average
SONIO/N - Sterling Overnight Index Average  Interest Rate Benchmark
SSARON - Swiss Average Rate  Intraday Value
STIB1D - Stockholm Interbank Offered Rate 1 Day
STIB1M - Stockholm Interbank Offered Rates 1 Month
WIBO1M - Warsaw Interbank Bid/Offered Rates 1 Month
WIBOON - Warsaw Interbank Bid/Offered Rates Overnight
DKDR1T - Danish Krone Overnight Deposit
PRIB01M - Czech Interbank Offered Rates 1 Month